Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Schedule of trade and other receivables
	2024	2023
Domestic	217,809	185,099
Abroad	25,080	21,013
	242,889	206,112
Allowance for expected credit losses	(71,699)	(57,328)
Total	171,190	148,784

Schedule of changes in allowance for expected credit losses

Changes in allowance for expected credit losses are as follows:

	2024	2023	2022
Balance at the Beginning year	(57,328)	(10,427)	(8,298)
Additions	(23,667)	(49,247)	(23,320)
Reversal	7,601	-	15,531
Write-offs	3,073	2,623	5,660
Exchange variation	(1,378)	(277)	-
Balance at the End of the year	(71,699)	(57,328)	(10,427)

Schedule of trade receivables by maturity date

The breakdown of accounts receivable from customers by maturity is as follows:

	2024	2023
Current	169,972	154,846
Overdue (days):
1–30	14,184	16,636
31–60	8,597	6,282
61–90	4,743	2,915
91–120	2,385	2,257
121–150	3,020	2,069
>150	39,988	21,107
Total	242,889	206,112

Schedule of expected credit loss rates of accounts receivable from customers by maturity

The expected credit loss rates of accounts receivable from customers by maturity is as follows:

31 December 2024	Weighted-average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	0.77%	170,653	(1,278)
1–30 days past due	25.00%	14,184	(3,546)
More than 31 days past due	113.86%	58,733	(66,875)

31 December 2023	Weighted-average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	16.15%	152,675	(24,651)
1–30 days past due	9.44%	16,636	(1,570)
More than 31 days past due	81.38%	38,222	(31,106)